STOCK OPTION RESERVE (Details 2) - shares	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	1,151,400	868,000
Granted	65,900
Expired or forfeited
Balance	1,217,300	868,000
Exercisable as at end	414,930	116,666
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Balance	1,275	1,924
Granted
Expired or forfeited	(1,275)
Balance		1,924
Exercisable as at end		1,844